Subsequent Events (Details) - P3 Health Partners Inc. - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	May 18, 2022	Dec. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Line Items]
Impairment charges		$ 0	$ 851,455,754	$ 0	$ 851,455,754	$ 0	$ 0	$ 0	$ 0
Subsequent Event
Subsequent Event [Line Items]
Impairment charges			$ 851,500,000
Subsequent Event | Chief Executive Officer and Chief Medical Officer [Member]
Subsequent Event [Line Items]
Aggregate payments provided by bonus agreement	$ 10,000,000